Document and Entity Information	Oct. 21, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Securities Act File Number	1-34370
Entity Registrant Name	Waste Connections, Inc.
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	98-1202763
Entity Address, Address Line One	3 Waterway Square Place
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
Entity Address, Country	US
City Area Code	905
Local Phone Number	532-7510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	WCN
Entity Emerging Growth Company	false
Entity Central Index Key	0001318220
Amendment Flag	false
New York Stock Exchange
Document Information [Line Items]
Security Exchange Name	NYSE
NYSE Texas
Document Information [Line Items]
Security Exchange Name	NYSETX
Former Address
Document Information [Line Items]
Entity Address, Address Line One	6220 Hwy 7
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Woodbridge
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L4H 4G3
Entity Address, Country	CA